Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance metrics of the company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” beginning on page 31 above. The amounts in the tables below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to restricted stock, performance share and stock option awards. See the “Options Exercised and Stock Vested” table on page 53 above.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (4)	Total Shareholder Return ($) (5)	Peer Group ($) (6)	Net Income (Loss) ($1,000s) (7)	Adjusted Operating Income ($1,000s) (8)
2025	32,552,324	52,276,782	3,288,816	7,615,795	193.93	81.97	495,972	2,366,400
2024	32,960,737	94,273,893	3,280,162	16,070,847	176.24	80.01	896,287	2,145,898
2023	23,438,317	68,190,659	8,349,253	14,016,281	127.38	58.59	556,893	1,881,119
2022	139,005,565	35,618,299	16,434,080	5,192,894	94.91	34.53	266,440	1,397,095
2021	13,842,464	84,307,437	2,421,334	10,977,325	162.89	106.43	(650,904)	323,863

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” (SCT) for our CEO, Michael Rapino, for the respective years shown.

(2)
“Compensation actually paid” (CAP) to our CEO in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in the
SCT
column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2021	2022	2023	2024	2025
CEO	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino
SCT Total Compensation ($)	13,842,464	139,005,565	23,438,317	32,960,737	32,552,324
Less: Equity Award Values Reported in SCT for the Year ($)	(10,584,334)	(116,741,758)	—	(9,799,557)	(10,000,368)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	14,171,296	73,579,154	—	6,730,245	4,712,475
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	8,661,292	—	4,899,732	4,701,231
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	66,634,819	(2,819,678)	44,734,323	51,887,175	11,769,529
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	3,753,920	(66,066,276)	18,019	7,595,561	8,541,591
Less: Fair Value of Equity Awards Forfeited during the Year ($)	(3,510,728)	—	—	—	—
Compensation Actually Paid ($)	84,307,437	35,618,299	68,190,659	94,273,893	52,276,782

(3)	The following non-CEO named executive officers are included in the average figures shown:
2025, 2024, 2023 and 2022: Joe Berchtold, Brian Capo, John Hopmans, and Michael Rowles.
2021: Joe Berchtold, Brian Capo, John Hopmans, Michael Rowles, and Kathy Willard. Ms. Willard stepped down from the Chief Financial Officer position effective June 30, 2021. Mr. Hopmans became a named executive officer effective July 1, 2021. The amounts reflected in the table for calculating the non-CEO
NEOs average compensation amounts includes Ms. Willard’s and Mr. Hopmans’ full year compensation.

(4)
Average CAP for our
non-CEO
NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in the Average SCT Total for non-CEO
NEOs column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2021 Average	2022 Average	2023 Average	2024 Average	2025 Average
Non-CEO NEOs	See note (3)	See note (3)	See note (3)	See note (3)	See note (3)
SCT Total Compensation ($)	2,421,334	16,434,080	8,349,253	3,280,162	3,288,816
Less: Equity Award Values Reported in SCT for the Year ($)	(1,559,930)	(12,900,823)	(5,386,337)	(56,686)	(116,856)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	2,097,304	10,859,482	6,023,274	77,862	117,135
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	1,311,224	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	8,225,115	(1,260,603)	5,153,535	10,838,803	2,293,550
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	562,661	(9,250,466)	(123,444)	1,930,706	2,033,150
Less: Fair Value of Equity Awards Forfeited during the Year ($)	(769,159)	—	—	—	—
Compensation Actually Paid ($)	10,977,325	5,192,894	14,016,281	16,070,847	7,615,795

(5)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Live Nation with an initial $100 invested on December 31, 2020 for the measurement periods ending on December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(6)
For the relevant fiscal year, represents the cumulative TSR of the Peer Group (“Peer Group TSR”) with an initial $100 invested on December 31, 2020, including reinvestment of dividends, for the measurement periods ending on December 31, 2025, 2024, 2023, 2022 and 2021, respectively. The Peer Group includes Electronic Arts Inc., Fox Corporation, Intuit Inc., Netflix Inc., Paramount Global, Paypal Holdings, Inc., Salesforce, Inc., Spotify Technology S.A., Universal Music Group N.V., Warner Bros. Discovery Inc. and Warner Music Group Corporation.

(7)
Reflects “Net income (loss) attributable to common stockholders of Live Nation” in the company’s Consolidated Statement of Operations included in the company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021. In mid-March
2020, the company ceased all Live Nation tours and closed its venues due to the
COVID-19
pandemic. Our operations remained largely closed until the third quarter of 2021, when we saw a meaningful restart of operations with outdoor amphitheater events and festivals taking place in both the United States and United Kingdom. These circumstances had a materially negative impact on our financial results for 2021.

(8)
Company-selected Measure is adjusted operating income (loss) (“AOI”) which is described below. In mid-March
2020, the company ceased all Live Nation tours and closed its venues due to the
COVID-19
pandemic. Our operations remained largely closed until the third quarter of 2021, when we saw a meaningful restart of operations with outdoor amphitheater events and festivals taking place in both the United States and United Kingdom. These circumstances had a materially negative impact on our financial results for 2021.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(3)	The following non-CEO named executive officers are included in the average figures shown:
2025, 2024, 2023 and 2022: Joe Berchtold, Brian Capo, John Hopmans, and Michael Rowles.
2021: Joe Berchtold, Brian Capo, John Hopmans, Michael Rowles, and Kathy Willard. Ms. Willard stepped down from the Chief Financial Officer position effective June 30, 2021. Mr. Hopmans became a named executive officer effective July 1, 2021. The amounts reflected in the table for calculating the non-CEO
NEOs average compensation amounts includes Ms. Willard’s and Mr. Hopmans’ full year compensation.

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the Peer Group (“Peer Group TSR”) with an initial $100 invested on December 31, 2020, including reinvestment of dividends, for the measurement periods ending on December 31, 2025, 2024, 2023, 2022 and 2021, respectively. The Peer Group includes Electronic Arts Inc., Fox Corporation, Intuit Inc., Netflix Inc., Paramount Global, Paypal Holdings, Inc., Salesforce, Inc., Spotify Technology S.A., Universal Music Group N.V., Warner Bros. Discovery Inc. and Warner Music Group Corporation.
PEO Total Compensation Amount	$ 32,552,324	$ 32,960,737	$ 23,438,317	$ 139,005,565	$ 13,842,464
PEO Actually Paid Compensation Amount	$ 52,276,782	94,273,893	68,190,659	35,618,299	84,307,437
Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” (CAP) to our CEO in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in the
SCT
column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2021	2022	2023	2024	2025
CEO	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino
SCT Total Compensation ($)	13,842,464	139,005,565	23,438,317	32,960,737	32,552,324
Less: Equity Award Values Reported in SCT for the Year ($)	(10,584,334)	(116,741,758)	—	(9,799,557)	(10,000,368)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	14,171,296	73,579,154	—	6,730,245	4,712,475
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	8,661,292	—	4,899,732	4,701,231
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	66,634,819	(2,819,678)	44,734,323	51,887,175	11,769,529
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	3,753,920	(66,066,276)	18,019	7,595,561	8,541,591
Less: Fair Value of Equity Awards Forfeited during the Year ($)	(3,510,728)	—	—	—	—
Compensation Actually Paid ($)	84,307,437	35,618,299	68,190,659	94,273,893	52,276,782

Non-PEO NEO Average Total Compensation Amount	$ 3,288,816	3,280,162	8,349,253	16,434,080	2,421,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,615,795	16,070,847	14,016,281	5,192,894	10,977,325
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average CAP for our
non-CEO
NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in the Average SCT Total for non-CEO
NEOs column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2021 Average	2022 Average	2023 Average	2024 Average	2025 Average
Non-CEO NEOs	See note (3)	See note (3)	See note (3)	See note (3)	See note (3)
SCT Total Compensation ($)	2,421,334	16,434,080	8,349,253	3,280,162	3,288,816
Less: Equity Award Values Reported in SCT for the Year ($)	(1,559,930)	(12,900,823)	(5,386,337)	(56,686)	(116,856)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	2,097,304	10,859,482	6,023,274	77,862	117,135
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	1,311,224	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	8,225,115	(1,260,603)	5,153,535	10,838,803	2,293,550
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	562,661	(9,250,466)	(123,444)	1,930,706	2,033,150
Less: Fair Value of Equity Awards Forfeited during the Year ($)	(769,159)	—	—	—	—
Compensation Actually Paid ($)	10,977,325	5,192,894	14,016,281	16,070,847	7,615,795

Compensation Actually Paid vs. Total Shareholder Return
The company’s TSR performance outpaced that of our peers from 2021 through 2025. There was a general positive relationship between TSR and Compensation Actually Paid (CAP) for all NEOs as a group between 2021 and 2022, 2022 and 2023, and 2023 and 2024. There is an inverse relationship for all NEOs as a group between 2024 and 2025. The company’s strong stock performance in 2024 resulted in large positive changes in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the following year.

Compensation Actually Paid vs. Net Income
Between 2022 and 2023, between 2023 and 2024, and between 2024 and 2025 there is a positive relationship between Net Income and CAP for all NEOs as a group, and between 2021 and 2022, there was an inverse relationship between Net Income and CAP for all NEOs as a group. The change in Net Income between 2021 and 2025 did not directly correlate to CAP for all years because Net Income is not a metric used in determining either cash performance bonus opportunities for our NEOs or the vesting of restricted stock awards granted to them, and due to CAP being driven up by a large positive change in the fair value of equity awards granted in prior years that remained unvested in 2021 and 2024 that was driven by strong stock price performance for the company in 2021 and 2024. Additionally, there was a positive relationship between Adjusted Operating Income and CAP for all NEOs as a group between 2022 and 2023, and between 2023 and 2024. There is an inverse relationship for all NEOs as a group between 2021 and 2022, and between 2024 and 2025. This trend was driven by 2021 and 2024, where the company’s strong stock performance resulted in a large positive change in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the preceding and following years.

Compensation Actually Paid vs. Company Selected Measure
Between 2022 and 2023, between 2023 and 2024, and between 2024 and 2025 there is a positive relationship between Net Income and CAP for all NEOs as a group, and between 2021 and 2022, there was an inverse relationship between Net Income and CAP for all NEOs as a group. The change in Net Income between 2021 and 2025 did not directly correlate to CAP for all years because Net Income is not a metric used in determining either cash performance bonus opportunities for our NEOs or the vesting of restricted stock awards granted to them, and due to CAP being driven up by a large positive change in the fair value of equity awards granted in prior years that remained unvested in 2021 and 2024 that was driven by strong stock price performance for the company in 2021 and 2024. Additionally, there was a positive relationship between Adjusted Operating Income and CAP for all NEOs as a group between 2022 and 2023, and between 2023 and 2024. There is an inverse relationship for all NEOs as a group between 2021 and 2022, and between 2024 and 2025. This trend was driven by 2021 and 2024, where the company’s strong stock performance resulted in a large positive change in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the preceding and following years.

Total Shareholder Return Vs Peer Group
The company’s TSR performance outpaced that of our peers from 2021 through 2025. There was a general positive relationship between TSR and Compensation Actually Paid (CAP) for all NEOs as a group between 2021 and 2022, 2022 and 2023, and 2023 and 2024. There is an inverse relationship for all NEOs as a group between 2024 and 2025. The company’s strong stock performance in 2024 resulted in large positive changes in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the following year.

Tabular List, Table
Pay versus Performance Tabular
List
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important financial and non-financial
performance measures we use to link the CAP of our named executive officers, for 2025, to the company’s performance. The company had only two such measures that were actually used or considered by the Compensation Committee in 2025.

Measure	Nature	Explanation

Adjusted Operating Income (Loss)	Financial measure
We use AOI to evaluate the performance of the company and define AOI as operating income (loss) before certain acquisition expenses (including ongoing legal costs stemming from the Ticketmaster merger, changes in the fair value of accrued acquisition-related contingent consideration obligations, and acquisition-related severance and compensation), amortization of non-recoupable
ticketing contract advances, depreciation and amortization (including goodwill impairment), loss (gain) on disposal of operating assets, and stock-based compensation expense. Due to the significant and non-recurring
nature of the matters, we also exclude from AOI the impact of realized liabilities for settlements or damages arising out of the Astroworld matter that exceed our estimated insurance recovery, and expenses for regulatory compliance matters associated with the provision for (possible) losses arising from certain significant governmental investigations and litigations under Accounting Standards Codification 450 - Contingencies, which are described under the heading “Governmental Investigations and Litigation” in Note 7 of the Notes to the Consolidated Financial Statements in our Annual Report on Form
10-K
for the year ended December 31, 2025.

AOI assists investors by allowing them to evaluate changes in the operating results of our portfolio of businesses separate from non-operational
factors that affect net income (loss), thus providing insights into both operations and the other factors that affect reported results. Cash performance bonuses and the vesting of restricted stock awards to NEOs can be tied to AOI.

Stock Price	Financial measure	We have performance share awards for certain NEOs, the vesting of which is tied to the company’s stock price.

Total Shareholder Return Amount	$ 193.93	176.24	127.38	94.91	162.89
Peer Group Total Shareholder Return Amount	81.97	80.01	58.59	34.53	106.43
Net Income (Loss)	$ 495,972,000	$ 896,287,000	$ 556,893,000	$ 266,440,000	$ (650,904,000)
Company Selected Measure Amount	2,366,400,000	2,145,898,000	1,881,119,000	1,397,095,000	323,863,000
PEO Name	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income (Loss)
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,712,475	$ 6,730,245	$ 0	$ 73,579,154	$ 14,171,296
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,769,529	51,887,175	44,734,323	(2,819,678)	66,634,819
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,701,231	4,899,732	0	8,661,292	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,541,591	7,595,561	18,019	(66,066,276)	3,753,920
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(3,510,728)
PEO | Equity Award Values Reported in SCT for the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,000,368)	(9,799,557)	0	(116,741,758)	(10,584,334)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,135	77,862	6,023,274	10,859,482	2,097,304
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,293,550	10,838,803	5,153,535	(1,260,603)	8,225,115
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,311,224	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,033,150	1,930,706	(123,444)	(9,250,466)	562,661
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(769,159)
Non-PEO NEO | Equity Award Values Reported in SCT for the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (116,856)	$ (56,686)	$ (5,386,337)	$ (12,900,823)	$ (1,559,930)